Payments, Details - 12 months ended Dec. 31, 2023 - USD ($)	Amount	Type	Country	Govt.	Project	Resource	Segment
#: 1
	$ 75,700,000	Taxes	UNITED STATES	United States Department of the Treasury [Member]
#: 2
	1,690,284	Royalties	UNITED STATES	United States Department of Labor [Member]
#: 3
	6,910,772	Comm. Social Resp.	UNITED STATES	Pension Benefit Guarantee Corporation [Member]
#: 4
	3,320,142	Comm. Social Resp.	UNITED STATES	Internal Revenue Service [Member]
#: 5
	112,127	Comm. Social Resp.	SWITZERLAND	Casa Cantonale AVS [Member]
#: 6
	960,172	Comm. Social Resp.	UNITED STATES	United States Department of the Treasury [Member]	C/U/O/US-VA [Member]	Coal [Member]	Met Segment [Member]
#: 7
	401,836	Comm. Social Resp.	UNITED STATES	Office of Surface Mining Reclamation and Enforcement [Member]	C/U/O/US-VA [Member]	Coal [Member]	Met Segment [Member]
#: 8
	6,634,959	Comm. Social Resp.	UNITED STATES	Internal Revenue Service [Member]	C/U/O/US-VA [Member]	Coal [Member]	Met Segment [Member]
#: 9
	2,937,783	Comm. Social Resp.	UNITED STATES	United States Department of the Treasury [Member]	C/U/O/US-WV [Member]	Coal [Member]	Met Segment [Member]
#: 10
	1,161,771	Comm. Social Resp.	UNITED STATES	Office of Surface Mining Reclamation and Enforcement [Member]	C/U/O/US-WV [Member]	Coal [Member]	Met Segment [Member]
#: 11
	20,582,816	Comm. Social Resp.	UNITED STATES	Internal Revenue Service [Member]	C/U/O/US-WV [Member]	Coal [Member]	Met Segment [Member]
#: 12
	851,179	Comm. Social Resp.	UNITED STATES	United States Department of the Treasury [Member]	C/U/O/US-WV [Member]	Coal [Member]	All Other Segment [Member]
#: 13
	419,801	Comm. Social Resp.	UNITED STATES	Office of Surface Mining Reclamation and Enforcement [Member]	C/U/O/US-WV [Member]	Coal [Member]	All Other Segment [Member]
#: 14
	$ 4,327,781	Comm. Social Resp.	UNITED STATES	Internal Revenue Service [Member]	C/U/O/US-WV [Member]	Coal [Member]	All Other Segment [Member]